Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Computer software	3 to 10 years
Computer hardware	5 to 15 years
Furniture and equipment	3 to 5 years

Computer software	3 to 10 years
Computer hardware	5 to 15 years
Furniture and equipment	3 to 5 years

Schedule of property, plant and equipment

	9/30/2013	6/30/2013
Office equipment	$36,642	$35,949
Furniture and fixtures	234,568	249,770
Computers and software	1,344,219	1,282,317
Accumulated Depreciation	(1,039,702)	(989,900)
	$575,726	$578,136

	2013	2012
Office equipment	$35,949	$26,970
Furnitures and fixtures	249,770	229,713
Computers and software	1,282,317	1,349,340
Accumulated Depreciation	(989,900)	(921,237)
	$578,136	$684,786

Schedule of property, plant and equipment depreciation expense
	9/30/2013	9/30/2012
Depreciation, operating	$42,260	$34,795
Depreciation, cost of revenue	5,098	5,686
Total depreciation expense	$47,358	$40,481

	2013	2012
Depreciation, operating	$169,743	$129,246
Depreciation, cost of revenue	13,824	18,891
Total depreciation expense	$183,567	$148,137

Schedule for computation of basic and diluted earnings per share

	9/30/13	9/30/12
Net (loss) income	$(301,120)	$154,105

Weighted average shares outstanding – basic	10,373,128	5,300,000

Effect of dilutive securities:
Options issued	-	-

Weighted average shares outstanding – diluted	10,373,128	5,300,000

Net (loss) income per share – basic	$(0.029)	$0.029

Net (loss) income per share – diluted	$(0.029)	$0.029

	June 30,
	2013	2012
Net (loss) income	$(11,846)	$257,586
Weighted average shares outstanding - basic	5,312,772	5,300,000
Effect of dilutive securities:
Options issued	-	-
Weighted average shares outstanding - diluted	5,312,772	5,300,000
Net (loss) income per share - basic	$(0.002)	$0.05
Net (loss) income per share - diluted	$(0.002)	$0.05